SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 103,692	$ 100,168
Salaries and benefits [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	90,533	92,202
Subcontractors [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue
Software and Other [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	12,796	7,237
Depreciation [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 363	$ 729